PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Parent company only condensed financial information
Income before equity in undistributed income of subsidiary	$ 7,202	$ 5,689
Income tax expense	2,690	2,050
Net income	4,512	3,639
Oconee Federal Financial Corp.
Parent company only condensed financial information
Interest income	69	$ 85
Other income	$ 29
Dividend from banking subsidiary		$ 6,677
Other expenses	$ 709	547
Income before equity in undistributed income of subsidiary	(611)	6,215
Equity in undistributed income of subsidiary	4,915	(2,731)
Income before income taxes	4,304	3,484
Income tax expense	(208)	(155)
Net income	$ 4,512	$ 3,639